Federated Hermes Treasury Obligations Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Premier Shares [Member] | Federated Hermes Treasury Obligations Fund | PRM
Prospectus [Line Items]
Annual Return [Percent]	4.21%	5.18%